Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interest on borrowings	$ 16,629,906	$ 17,606,995
Interest on BIA litigation	5,285,479
Interest on lease liabilities	3,142,114	3,086,680
Bank charges	95,796	133,220
Asset retirement obligation - accretion expenses	70,291	68,040
Exchange loss	10,338	20,284
Total finance cost	$ 25,233,924	$ 20,915,219